Capital and reserves	12 Months Ended
Dec. 31, 2021
Capital and reserves
Capital and reserves

27 Capital and reserves

(a)Issued share capital

		2021		2020
	Note	No. of shares	$	No. of shares	$
Authorized ordinary shares of $0.0001 each	(ii)	500,000,000	50,000	—	—
Ordinary shares of $0.0001 each/ ordinary shares, issued and fully paid:
At the beginning of the year		14,543,817	15,349,833	12,891,569	7,800,575
Reclassification to share premium arising from the restructuring	(ii)	—	(15,348,379)	—	—
Shares issued	(iii)	388,216	39	1,652,248	7,549,258
At the end of the year	(v)	14,932,033	1,493	14,543,817	15,349,833
Series A preference shares, issued and fully paid:
At the beginning of the year		4,154,726	2,296,598	4,154,726	2,296,598
Reclassification to preference shares liabilities	(iii)	(4,154,726)	(2,296,598)	—	—
At the end of the year		—	—	4,154,726	2,296,598
Series B preference shares, issued and fully paid:
At the beginning of the year		5,338,405	5,554,173	5,338,405	5,554,173
Reclassification to preference shares liabilities	(iii)	(5,338,405)	(5,554,173)	—	—
At the end of the year		—	—	5,338,405	5,554,173
Series C preference shares, issued and fully paid:
At the beginning of the year		10,532,116	30,040,000	10,532,116	30,040,000
Reclassification to preference shares liabilities	(iii)	(10,532,116)	(30,040,000)	—	—
At the end of the year		—	—	10,532,116	30,040,000
Total share capital			1,493		53,240,604

Notes:

(i)

The holders of ordinary shares (the “Ordinary Shareholders”) are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.

(ii)

The authorized share capital of the Company is $50,000 divided into 500,000,000 shares with a par value of $0.0001 each. Prior to the restructuring, the share capital of Prenetics HK represent the full consideration amount as in accordance with section 135 of the Hong Kong Companies Ordinance, the ordinary shares of the Company do not have a par value. Upon the restructuring, the Company’s consolidated financial statements is presented as a continuation of the consolidated financial statements of Prenetics HK except for the capital structure, where the share capital would reflect the par value with the excess recorded as share premium.

(iii)

On October 29, 2020, 1,652,248 ordinary shares valued at $7,549,258 (equivalent to HKD58,884,214) were issued upon the conversion of the exchange loan notes by the then-shareholders of Oxsed Limited. On November 11, 2021, 388,216 ordinary shares valued at $1,778,029 were issued upon the conversion of the exchange loan notes by the then-shareholders of Oxsed Limited.

(iv)

On June 16, 2021, Series A preference shares, Series B preference shares and Series C preference shares of Prenetics HK were reclassified to the Company’s preference shares, which are classified as liabilities as a results of the corporate restructuring as disclosed in note 26.

(v)	As at December 31, 2021, the entire amount standing to the reclassification to share premium at $17,126,369 due to the Group’s restructuring.

27 Capital and reserves (continued)

(vi)	As at December 31, 2021, 1,543 ordinary shares have not been issued to one of the shareholders until certain statutory procedures were completed in March 2022.

(b)Nature and purpose of reserves

(i)	Capital reserve

The capital reserve represents restricted shares granted to shareholders but are subjected to certain restrictions and portion of the grant date fair value of unexercised share options granted to employees of the Company that has been recognized in accordance with the accounting policy adopted for share-based payments in note 2(n)(ii).

(ii)	Translation reserve

The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations. The reserve is dealt with in accordance with the accounting policies set out in note 2(r).

(iii)	Other reserve

In connection with the Acquisition (see note 32), the then shareholders of Oxsed exchanged GBP5,865,450 (equivalent to $7,549,258) into 1,652,248 ordinary shares. As at December 31, 2020, the remaining balance of the unconverted portion of the exchange loan notes was GBP4,134,550 (equivalent to $5,321,465), recognized as equity instrument in note 2(v)(i) in accordance with the accounting policy adopted for convertible securities.

(iv)	Share premium

Under the Companies Law of the Cayman Islands, the funds in the share premium account of the Company are distributable to the shareholders of the Company provided that immediately following the date on which the dividend is proposed to be distributed, the Company will be in a position to pay off its debts as they fall due in the ordinary course of business.

(c)Capital management

The Group’s primary objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, and to support the Group’s stability and growth, by pricing products and services commensurately with the level of risk.

The Group actively and regularly reviews and manages its capital structure to ensure optimal capital structure and shareholders return, taking into consideration the future of the Company and capital efficiency, prevailing and projected profitability, projected operating cash flows, projected capital expenditures and projected strategic investment opportunities.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group made no changes to its capital management objectives, policies or processes during the years ended December 31, 2021 and 2020.

Neither the Company nor any of its subsidiaries are subject to externally imposed capital requirements.